PREPAYMENTS AND OTHER ASSETS (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current
Construction prepayments	$ 1,036,849	$ 2,741,220
Other prepayments	1,128,441	497,674
Total current prepayments	2,165,290	3,238,894
Non-current
Other non-current contract assets from U.S. Government	1,270,000	0
Security deposits	447,647	438,704
Prepayments and other assets	1,503,335	459,031
Total non-current prepayments and other assets	$ 3,220,982	$ 897,735